Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	2,161,025
Proposed Maximum Offering Price per Unit	61.44
Maximum Aggregate Offering Price	$ 132,773,376
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,336
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Dianthus Therapeutics, Inc. (the “Registrant”) that become issuable under the Second Amended and Restated Dianthus Therapeutics, Inc. Stock Option and Incentive Plan (the “Incentive Plan”), the Dianthus Therapeutics, Inc. 2019 Employee Stock Purchase Plan, as amended (the “ESPP”), and the Dianthus Therapeutics, Inc. Equity Inducement Plan (the “Inducement Plan”), to prevent dilution in the event of stock splits, stock dividends or similar transactions.
(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on March 4, 2026.
(3)
Represents additional shares of Common Stock issuable under the Incentive Plan as a result of the automatic increase in shares reserved under the Incentive Plan on January 1, 2026 pursuant to the terms of the Incentive Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	62,500
Proposed Maximum Offering Price per Unit	52.22
Maximum Aggregate Offering Price	$ 3,263,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 450.72
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Dianthus Therapeutics, Inc. (the “Registrant”) that become issuable under the Second Amended and Restated Dianthus Therapeutics, Inc. Stock Option and Incentive Plan (the “Incentive Plan”), the Dianthus Therapeutics, Inc. 2019 Employee Stock Purchase Plan, as amended (the “ESPP”), and the Dianthus Therapeutics, Inc. Equity Inducement Plan (the “Inducement Plan”), to prevent dilution in the event of stock splits, stock dividends or similar transactions.
(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on a 15% discount from the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on March 4, 2026, such discount representing the discount offered pursuant to the ESPP.
(5)
Represents additional shares of Common Stock issuable under the ESPP as a result of the automatic increase in shares reserved under the ESPP on January 1, 2026 pursuant to the terms of the ESPP.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	61.44
Maximum Aggregate Offering Price	$ 36,864,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,090.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”) of Dianthus Therapeutics, Inc. (the “Registrant”) that become issuable under the Second Amended and Restated Dianthus Therapeutics, Inc. Stock Option and Incentive Plan (the “Incentive Plan”), the Dianthus Therapeutics, Inc. 2019 Employee Stock Purchase Plan, as amended (the “ESPP”), and the Dianthus Therapeutics, Inc. Equity Inducement Plan (the “Inducement Plan”), to prevent dilution in the event of stock splits, stock dividends or similar transactions
(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market, on March 4, 2026.
(6)
Represents an additional 600,000 shares of Common Stock issuable under the Inducement Plan as approved by the Registrant's Board of Directors on December 17, 2025.